CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Unrealized gain on an available-for-sale investment, income taxes	¥ 0	¥ 0	¥ 0
Foreign currency translation adjustment, income taxes	0	0	0
Reclassification adjustment for gains on available-for-sale securities realized in net income, income taxes	¥ 0	¥ 0	¥ 0